Cover Page	Sep. 26, 2025
Document Information [Line Items]
Entity Registrant Name	INVESCO DB MULTI-SECTOR COMMODITY TRUST
Amendment Flag	true
Amendment Description	This amendment to the Current Report on Form 8-K that was filed on September 26, 2025 (the “Original 8-K”) is being filed to notify shareholders of the Invesco DB Precious Metals Fund that the planned changes to the index methodology described in the Original 8-K have been implemented, resulting in the changes described below.
Entity Central Index Key	0001367306
Document Type	8-K/A
Document Period End Date	Sep. 26, 2025
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33229
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	c/o Invesco Capital Management LLC
Entity Address, Address Line Two	3500 Lacey Road
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	800
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
INVESCO DB PRECIOUS METALS FUND [Member]
Document Information [Line Items]
Entity Registrant Name	INVESCO DB PRECIOUS METALS FUND
Entity File Number	001-33244
Entity Tax Identification Number	87-0778065
Title of 12(b) Security	Common Units of Beneficial Interest
Trading Symbol	DBP
Security Exchange Name	NYSEArca